Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net Income	$ 112,992	$ 25,783
Changes in operating assets and liabilities:
Accounts receivable	(9,701)
Advances to related party		(7,539)
Inventory	(84,812)	(732)
Accounts payable	(40)	425
Income tax payable	61,032	7,043
Loan payable		1,369
Net cash provided by operating activities	79,471	26,349
Net cash increase for period	79,471	26,349
Cash, beginning of period	26,349	0
Cash, end of period	105,820	26,349
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes